INCOME TAXES - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Schedule of Unrecognized Tax Benefits [Line Items]
Undistributed earnings	$ 397,000	$ 397,000
Increase (decrease) in valuation allowance related to the UK NOL DTA		8,700		$ 62,600
Income tax expense (benefit)		(61,381)		(155,003)		$ 201,053
Non-U.S. NOLs	221,500	221,500
Tax credit carryforwards	27,400	27,400
Other tax credit	29,900	29,900
Unrecognized income tax benefits	14,162 [1]	$ 14,162	[1]	$ 9,140	[1]	$ 13,458
Tax years remaining subject to examination, earliest year		2006
UK
Schedule of Unrecognized Tax Benefits [Line Items]
Non-U.S. NOLs	117,500	$ 117,500
UK | Minimum
Schedule of Unrecognized Tax Benefits [Line Items]
Expiration period for NOLs		2017
UK | Maximum
Schedule of Unrecognized Tax Benefits [Line Items]
Expiration period for NOLs		2036
Other Foreign Jurisdiction
Schedule of Unrecognized Tax Benefits [Line Items]
Non-U.S. NOLs	104,000	$ 104,000
Outside United States
Schedule of Unrecognized Tax Benefits [Line Items]
NOL, net of apportionment that will not be utilized	58,500	58,500
NOL deferred tax asset	31,600	31,600
Federal
Schedule of Unrecognized Tax Benefits [Line Items]
NOL deferred tax asset	548,600	548,600
Net operating loss carryforwards	1,567,400	1,567,400
U.S.-State NOLs	193,100	193,100
State NOL, net of apportionment that will not be utilized	136,900	136,900
State and local operation loss carryforward		56,200
Federal | Expiration Year, 2033
Schedule of Unrecognized Tax Benefits [Line Items]
Net operating loss carryforwards	413,100	413,100
Federal | Expiration Year, 2035
Schedule of Unrecognized Tax Benefits [Line Items]
Net operating loss carryforwards	1,154,300	$ 1,154,300
Federal | Minimum
Schedule of Unrecognized Tax Benefits [Line Items]
Expiration period for NOLs		2033
Federal | Maximum
Schedule of Unrecognized Tax Benefits [Line Items]
Expiration period for NOLs		2035
State and Local Jurisdiction [Member] | Minimum
Schedule of Unrecognized Tax Benefits [Line Items]
Expiration period for NOLs		2017
State and Local Jurisdiction [Member] | Maximum
Schedule of Unrecognized Tax Benefits [Line Items]
Expiration period for NOLs		2036
Disposal Group, Held-for-sale or Disposed of by Sale, Not Discontinued Operations
Schedule of Unrecognized Tax Benefits [Line Items]
Increase (decrease) in valuation allowance related to the UK NOL DTA		$ 58,000
Reversal of Deferred Tax Liability
Schedule of Unrecognized Tax Benefits [Line Items]
Income tax expense (benefit)	$ (67,000)

[1]	If these income tax benefits were ultimately recognized, approximately $11,000 and $6,000 of the December 31, 2016 and 2015 balances, respectively, would benefit tax expense as we are contractually indemnified for the remaining balances.